SUPPLEMENT DATED SEPTEMBER 29, 2016

 FIRST INVESTORS INCOME AND EQUITY FUNDS PROSPECTUS
DATED JANUARY 31, 2016

FIRST INVESTORS LIFE SERIES FUNDS PROSPECTUS
DATED MAY 1, 2016

In response to amendments to the rules governing money market funds, the Board of Trustees of the First Investors Cash Management Fund (“Cash Management Fund”) and the First Investors Life Series Cash Management Fund (“Life Series Cash Management Fund”) have approved the repositioning of the Funds into government money market funds. As a result, please note the following changes, effective as of October 3, 2016, to the First Investors Funds documents listed above:

1.
All references to the “Cash Management Fund” and the “Life Series Cash Management Fund” in any of the above listed documents are replaced with “Government Cash Management Fund” and “Life Series Government Cash Management Fund”, respectively.

2.
In “The Funds Summary Section” of the prospectuses for the Cash Management Fund and Life Series Cash Management Fund, the first paragraph under the heading “Principal Investment Strategies” is deleted in its entirety and replaced with the following and the third paragraph is deleted:

The Fund intends to operate as a “government money market fund” as defined in Rule 2a-7 under the Investment Company Act of 1940. The Fund will invest at least 99.5% of its total assets in (i) U.S. Government Securities; (ii) cash; and/or (iii) repurchase agreements that are collateralized fully by cash and/or U.S. government securities. In addition, under normal circumstances, the Fund will invest at least 80% of its net assets, including any borrowings for investment purposes, in U.S. government securities and repurchase agreements collateralized fully by cash or U.S. government securities.  U.S. government securities include: U.S. Treasury bills and notes; obligations issued by the U.S. government, its agencies or instrumentalities, including securities issued by entities chartered by Congress that are not issued or guaranteed by the U.S. Treasury, including the Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, Federal Home Loan Banks and Federal Farm Credit Banks; and obligations issued by issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities, including the Government National Mortgage Association.  The Fund may invest in variable and floating rate instruments.  The Fund generally invests in securities with remaining maturities of 397 days or less.

3.	In “The Funds Summary Section” of the prospectuses for the Cash Management Fund and Life Series Cash Management Fund, under the heading “Principal Risks”:

•	The disclosure regarding Credit Risk is deleted in its entirety and replaced with the following:
Credit Risk.  The U.S. government securities the Fund invests in may or may not be backed by the full faith and credit of the U.S. government. Securities issued by U.S. government sponsored enterprises are supported only by the credit of the issuing entity. There is a risk that the value of an investment will decline if there is a default by or deterioration in the credit quality of the issuer or a provider of a credit enhancement or demand feature.  This could cause the Fund’s NAV to decline below $1.00 per share.
•	All references to “money market instruments” in the disclosure regarding Interest Rate Risk are replaced with “U.S. government securities.”
•	The disclosure regarding Market Risk is deleted in its entirety and replaced with the following:
Market Risk.  The prices of the U.S. government securities held by the Fund may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments, interest rate fluctuations, and those events directly involving the issuers.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions or cause the Fund’s NAV to decline below $1.00 per share.  The conversion of money market funds to “government money market funds” could lead to supply issues within the U.S. Treasury securities market as demand increases for U.S. government securities.
•	The disclosure regarding Regulatory Risk is deleted in its entirety.

•	The following is added as a principal risk of the Funds:
Repurchase Agreement Risk.  If the seller in a repurchase agreement transaction defaults on its obligation to repurchase a security, the Fund may suffer delays, incur costs and lose money in exercising its rights.

4.	In “The Funds Summary Section” of the prospectuses for the Cash Management Fund and Life Series Cash Management Fund, the following as added after the first paragraph under the “Performance” heading:

Prior to October 3, 2016, the Fund invested in certain securities that are no longer permissible under Rule 2a-7.  The performance below may have been different if the current limit on the Fund’s investments had been in effect.

5.
In “The Funds in Greater Detail” section of the prospectuses for the Cash Management Fund and Life Series Cash Management Fund, the first three paragraphs under the heading “Principal Investment Strategies” are deleted in their entirety and replaced with the following:

The Fund intends to operate as a “government money market fund” as such term is defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund will invest at least 99.5% of its total assets in (i) U.S. Government Securities; (ii) cash; and/or (iii) repurchase agreements that are collateralized fully by cash and/or U.S. government securities. In addition, under normal circumstances the Fund will invest at least 80% of its net assets, including any borrowings for investment purposes, in U.S. government securities and repurchase agreements collateralized fully by cash or U.S. government securities. The 80% policy is non-fundamental and may be changed without shareholder approval, but the Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. U.S. government securities include: U.S. Treasury bills and notes; other obligations that are issued by the U.S. government, its agencies or instrumentalities, including securities that are issued by entities chartered by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury; and obligations that are issued by issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities. The Fund may invest in variable and floating rate instruments.

The Fund invests only in securities that comply with the quality, maturity, liquidity, diversification and other requirements of Rule 2a-7 under the 1940 Act.  The Fund will invest only in securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulations.  The dollar-weighted average portfolio maturity and dollar-weighted average portfolio life of the Fund will not exceed 60 and 120 days, respectively.  The Fund uses the amortized cost method of valuation to seek to maintain a stable $1.00 net asset value per share price.

The Fund will only purchase securities that have been determined to present minimal credit risk.  In making such a determination, the Fund may consider the credit ratings assigned to securities by ratings services.  If, after purchase, the credit quality of an investment deteriorates, the Fund’s investment adviser or, where required by applicable law and regulations, the Fund’s Board of Trustees will decide whether the investment should be held or sold.  All portfolio instruments purchased by the Fund will be denominated in U.S. dollars.

“Government money market funds” are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates.  While the Fund’s Board of Trustees may elect to subject the Fund to liquidity fee and gate requirements in the future, it has not elected to do so at this time and currently has no intention of doing so.

6.	In “The Funds In Greater Detail” section of the prospectuses for the Cash Management Fund and Life Series Cash Management Fund, under the heading “Principal Risks:

•	All references to “money market instrument” in the disclosure regarding Credit Risk are replaced with “security”.
•	All references to “money market instruments” in the disclosure regarding Interest Rate Risk are replaced with “U.S. government securities.”
•	The disclosure regarding Market Risk is deleted in its entirety and replaced with the following:

Market Risk:

The prices of securities held by the Fund may decline in response to certain events, such as general economic and market conditions, adverse political regulatory developments, changes in investor sentiment, economic instability, interest rate fluctuations, and those events directly involving the issuers.  These events may lead to periods of volatility, which may be exacerbated by changes in debt market size and structure.  In addition, adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemption requests by shareholders.  The risk of loss increases if the redemption requests are unusually large or frequent.

The conversion of money market funds to "government money market funds" could lead to supply issues within the U.S. Treasury securities market as demand increases for U.S. government securities.

•	The disclosure regarding Regulatory Risk is deleted in its entirety.
•	The following is added as a principal risk of the Funds:

Repurchase Agreement Risk:

A repurchase agreement is a transaction in which the Fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations.  The difference between the original purchase price and the repurchase price is normally based on prevailing short-term interest rates.  The use of repurchase agreements involves credit risk and counterparty risk. If the seller in a repurchase agreement transaction defaults on its obligation to repurchase a security at a mutually agreed-upon time and price under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement.

In the event of default by a seller under a repurchase agreement collateralized loan, the underlying securities would not be owned by the Fund, but would only constitute collateral for the seller’s obligation to pay the repurchase price.

7.	In “The Funds Summary Section” of the prospectus for the First Investors Strategic Income Fund, under the heading “Principal Risks of the Underlying Funds”:
•	The following is added after the last sentence in “Market Risk”:
The conversion of money market funds to “government money market funds” could lead to supply issues within the U.S. Treasury securities market as demand increases for U.S. government securities.
•	The disclosure regarding Regulatory Risk is deleted in its entirety.
•	The following is added as a principal risk:
Repurchase Agreement Risk.  If the seller in a repurchase agreement transaction defaults on its obligation to repurchase a security at a mutually agreed-upon time and price, the Underlying Fund may suffer delays, incur costs and lose money in exercising its rights under the agreement.

8.	In “The Funds In Greater Detail” section of the prospectus for the First Investors Strategic Income Fund, under the heading “Principal Risks of the Underlying Funds”:
•	The following is added after the seventh sentence in the first paragraph under "Market Risk":
The conversion of money market funds to "government money market funds" could lead to supply issues within the U.S. Treasury securities market as demand increases for U.S. government securities.
•	The disclosure regarding Regulatory Risk is deleted in its entirety.
•	The following is added as a principal risk:

Repurchase Agreement Risk:

A repurchase agreement is a transaction in which an Underlying Fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations.  The difference between the original purchase price and the repurchase price is normally based on prevailing short-term interest rates.  The use of repurchase agreements involves credit risk and counterparty risk. If the seller in a repurchase agreement transaction defaults on its obligation to repurchase a security at a mutually agreed-upon time and price under the agreement, an Underlying Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement.

In the event of default by a seller under a repurchase agreement collateralized loan, the underlying securities would not be owned by the Underlying Fund, but would only constitute collateral for the seller’s obligation to pay the repurchase price.

Investments in the Government Cash Management Fund are subject to repurchase agreement risk.

* * * * *
Please retain this Supplement for future reference.
IELS1016

SUPPLEMENT SEPTEMBER 29, 2016

 FIRST INVESTORS INCOME FUNDS STATEMENT OF ADDITIONAL INFORMATION
DATED JANUARY 31, 2016

FIRST INVESTORS LIFE SERIES FUNDS STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2016

The following changes will be effective as of October 3, 2016:

1.
All references to the “Cash Management Fund” and “Life Series Cash Management Fund” in the documents listed above are hereby replaced by “Government Cash Management Fund” and “Life Series Government Cash Management Fund”, respectively.

2.	In the Statement of Additional Information for the First Investors Income Funds, the checklist in Appendix A for the Cash Management Fund is deleted in its entirety and replaced with the following:

Government Cash Management Fund	✓ Fund uses or currently anticipates using	─ Fund does not currently anticipate using
Debt Securities	✓
Commercial Paper and Other Short-Term Investments	─
Corporate Bonds and Notes	─
Convertible Debt Securities	─
High Yield Securities	─
Mortgage-Backed Securities	✓
Other Asset-Backed Securities	─
Municipal Securities	✓
Syndicated Bank Loans	─
U.S. Government Securities	✓
Variable and Floating Rate Securities	✓
Zero Coupon and Pay-In-Kind Bonds	─
Equity Securities	─
Common Stocks, Preferred Stocks, and Warrants	─
Shares of Other Investment Companies	─
Shares of Exchange Traded Funds	─
Real Estate Related Companies and Real Estate Investment Trusts	─
Master Limited Partnerships	─
Foreign Securities Exposure	─
Depositary Receipts	─
Foreign Securities Traded in the U.S.	─
Foreign Securities Traded in Foreign Markets	─
Foreign Securities Traded in Emerging Markets	─
Foreign Currency	─
Derivatives	─
Credit-Linked Securities	─

Inverse Floaters	─
Interest Rate Swaps	─
Options	─
Futures	─
Forwards	─
Restricted and Illiquid Securities	─
When-Issued Securities	─
Stand-By Commitments	─
Repurchase Agreements	✓
Temporary Borrowing	✓
Temporary Defensive Investments	─

3.
In the Statement of Additional Information for the First Investors Income Funds, the checklist in Appendix B for the Cash Management Fund (Underlying Fund) is deleted in its entirety and replaced with the following:

Government Cash Management Fund (Underlying Fund)	✓ Fund uses or currently anticipates using	─ Fund does not currently anticipate using
Debt Securities	✓
Commercial Paper and Other Short-Term Investments	─
Corporate Bonds and Notes	─
Convertible Debt Securities	─
High Yield Securities	─
Mortgage-Backed Securities	✓
Other Asset-Backed Securities	─
Municipal Securities	✓
Syndicated Bank Loans	─
U.S. Government Securities	✓
Variable and Floating Rate Securities	✓
Zero Coupon and Pay-In-Kind Bonds	─
Equity Securities	─
Common Stocks, Preferred Stocks, and Warrants	─
Shares of Other Investment Companies	─
Shares of Exchange Traded Funds	─
Real Estate Related Companies and Real Estate Investment Trusts	─
Master Limited Partnerships	─
Foreign Securities Exposure	─
Depositary Receipts	─
Foreign Securities Traded in the U.S.	─
Foreign Securities Traded in Foreign Markets	─
Foreign Securities Traded in Emerging Markets	─
Foreign Currency	─

Derivatives	─
Credit-Linked Securities	─
Inverse Floaters	─
Interest Rate Swaps	─
Options	─
Futures	─
Forwards	─
Restricted and Illiquid Securities	─
When-Issued Securities	─
Stand-By Commitments	─
Repurchase Agreements	✓
Temporary Borrowing	✓
Temporary Defensive Investments	─

4.
In the Statement of Additional Information for the First Investors Life Series Funds, the checklist in Appendix A for the Life Series Cash Management Fund  is deleted in its entirety and replaced with the following:

Life Series Government Cash Management Fund	✓ Fund uses or currently anticipates using	─ Fund does not currently anticipate using
Debt Securities	✓
Commercial Paper and Other Short-Term Investments	─
Corporate Bonds and Notes	─
Convertible Debt Securities	─
High Yield Securities	─
Mortgage-Backed Securities	✓
Other Asset-Backed Securities	─
Municipal Securities	✓
Syndicated Bank Loans	─
U.S. Government Securities	✓
Variable and Floating Rate Securities	✓
Zero Coupon and Pay-In-Kind Bonds	─
Equity Securities	─
Common Stocks, Preferred Stocks, and Warrants	─
Shares of Other Investment Companies	─
Shares of Exchange Traded Funds	─
Real Estate Related Companies and Real Estate Investment Trusts	─
Master Limited Partnerships	─
Foreign Securities Exposure	─
Depositary Receipts	─
Foreign Securities Traded in the U.S.	─
Foreign Securities Traded in Foreign Markets	─

Foreign Securities Traded in Emerging Markets	─
Foreign Currency	─
Derivatives	─
Credit-Linked Securities	─
Inverse Floaters	─
Interest Rate Swaps	─
Options	─
Futures	─
Forwards	─
Restricted and Illiquid Securities	─
When-Issued Securities	─
Stand-By Commitments	─
Repurchase Agreements	✓
Temporary Borrowing	✓
Temporary Defensive Investments	─

* * * * *
Please retain this Supplement for future reference.
ILSAI1016